UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.S. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one) : [ ] is a restatement
                                : [ ] add new holdings entires

Institutional Investment Manager Filing this Report:

Name:     Ironwood Capital Management LLC
Address:  21 Custom House Street
          Suite 240
          Boston, MA  02110

Form 13F File Number: 28-_____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Warren J. Isabelle
Title:    Manager
Phone:    617/757-7600

Signature, Place, and Date of Signing:

/s/Warren J. Isabelle           Boston, Massachusetts         February 9, 2001
(Signature)                     (City, State)                       (Date)

Report Type (Check only one):


[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:                     0
Form 13F Information Table Entry Total:              82
Form 13F Information Table Value Total         $199,788
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filled, other than the manager filing this report.

(if there are no entires in this list, state "NONE" and omit the column headings and list entries.)

          NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
4 Kids Entertainment           COM              350865101     1414   158250 SH       SOLE                   158250            158250
AK Steel Holding Corp.         COM              001547108     3657   417951 SH       SOLE                   417951            417951
AT Cross Co.                   COM              227478104      204    45950 SH       SOLE                    45950             45950
American International Group   COM              026874107      846     8582 SH       SOLE                     8582              8582
American Service Group, Inc.   COM              02364l109     4000   153850 SH       SOLE                   153850            153850
Ariad Pharmaceuticals, Inc.    COM              04033a100     3089   650350 SH       SOLE                   650350            650350
Bank of New York Inc.          COM              064057102      323     5856 SH       SOLE                     5856              5856
Bellwether Exploration         COM              079895207     3653   429820 SH       SOLE                   429820            429820
Biocryst Pharmacuetical, Inc.  COM              09058v103      176    26500 SH       SOLE                    26500             26500
Breakaway Solutions            COM              106372105       12    14250 SH       SOLE                    14250             14250
Bristol Myers                  COM              110122108      934    12632 SH       SOLE                    12632             12632
Brown & Sharpe Manufacturing C COM              115223109     7213  1479640 SH       SOLE                  1479640           1479640
Cabot Corp.                    COM              127055101      226     8550 SH       SOLE                     8550              8550
Castle AM & Co.                COM              148411101     3121   312050 SH       SOLE                   312050            312050
Cendant Corp.                  COM              151313103      198    20525 SH       SOLE                    20525             20525
Ceres Group, Inc.              COM              156772105     2850   475050 SH       SOLE                   475050            475050
Ceridian Corp.                 COM              15677t106      386    19370 SH       SOLE                    19370             19370
Commonwealth Industries, Inc.  COM              203004106     3208   712940 SH       SOLE                   712940            712940
Consolidated Freightways Corp. COM              209232107     4579  1093450 SH       SOLE                  1093450           1093450
Crompton Corp.                 COM              227116100     8278   788399 SH       SOLE                   788399            788399
DT Industries, Inc.            COM              23333j108     3689  1035590 SH       SOLE                  1035590           1035590
DuraSwitch Industries          COM              266905207     2338   213755 SH       SOLE                   213755            213755
EBT International Inc.         COM              268248101     2255  1093450 SH       SOLE                  1093450           1093450
EPIX Medical Inc.              COM              26881q101     1734   207005 SH       SOLE                   207005            207005
Elite Information Group Inc.   COM              28659m106     2703   600650 SH       SOLE                   600650            600650
Enron Corp.                    COM              293561106     1010    12150 SH       SOLE                    12150             12150
Esco Technologies Inc.         COM              296315104     3466   167550 SH       SOLE                   167550            167550
ExxonMobil                     COM              30231g102     1141    13119 SH       SOLE                    13119             13119
Federal Mogul Corp.            COM              313549107       41    17800 SH       SOLE                    17800             17800
First American Financial Corp. COM              318522307     1874    56990 SH       SOLE                    56990             56990
General Electric Co.           COM              369604103     1546    32247 SH       SOLE                    32247             32247
Graphic Packaging Internationa COM              388690109     1664  1479500 SH       SOLE                  1479500           1479500
Herley Industries Inc.         COM              427398102     2770   166625 SH       SOLE                   166625            166625
Homeland Holding Corp.         COM              43739t104      212   424700 SH       SOLE                   424700            424700
I-Stat Corp.                   COM              450312103      591    22345 SH       SOLE                    22345             22345
IBM                            COM              459200101     1233    14504 SH       SOLE                    14504             14504
Intergraph Corp.               COM              458683109     1816   302600 SH       SOLE                   302600            302600
Intertan Inc.                  COM              461120107     5061   435350 SH       SOLE                   435350            435350
JLG Industries, Inc.           COM              466210101     4245   399550 SH       SOLE                   399550            399550
Magnetek, Inc.                 COM              559424106     5875   451900 SH       SOLE                   451900            451900
Material Sciences Corp         COM              576674105     3641   473675 SH       SOLE                   473675            473675
McKesson HBOC Inc.             COM              58155q103      630    17540 SH       SOLE                    17540             17540
McMoran Exploration Co.        COM              582411104     1261    95200 SH       SOLE                    95200             95200
McNaughton Apparel Group       COM              582524104     3371   317250 SH       SOLE                   317250            317250
Merck & Co.                    COM              589331107      739     7890 SH       SOLE                     7890              7890
Michael Foods, Inc             COM              594079105     6281   208500 SH       SOLE                   208500            208500
Nacco Industries, Inc.         COM              629579103     1944    44500 SH       SOLE                    44500             44500
Oneida Limited                 COM              682505102      219    11800 SH       SOLE                    11800             11800
Oracle Systems Corp.           COM              68389x105      301    10360 SH       SOLE                    10360             10360
Pepsico Inc.                   COM              713448108      567    11439 SH       SOLE                    11439             11439
Pfizer Inc.                    COM              717081103      588    12787 SH       SOLE                    12787             12787
Pioneer Standard Electron      COM              723877106     3246   295050 SH       SOLE                   295050            295050
PolyOne Corp.                  COM              73179p106     5115   870600 SH       SOLE                   870600            870600
Presidential Life Corporation  COM              740884101     3524   235925 SH       SOLE                   235925            235925
Progress Software Corp.        COM              743312100     2412   167068 SH       SOLE                   167068            167068
RTI International Metals, Inc. COM              74973w107     2500   174650 SH       SOLE                   174650            174650
Russell Corp                   COM              782352108     2810   182050 SH       SOLE                   182050            182050
Sames Corp.                    COM              79587e104     2838   260950 SH       SOLE                   260950            260950
Scios Inc                      COM              808905103    12814   555620 SH       SOLE                   555620            555620
Segue Software, Inc.           COM              815807102      213    47300 SH       SOLE                    47300             47300
Signal Technology Corp.        COM              826675100     5779   577850 SH       SOLE                   577850            577850
Stancorp Financial             COM              852891100     6874   143959 SH       SOLE                   143959            143959
State Street Corp.             COM              857477103      335     2701 SH       SOLE                     2701              2701
Sunglass Hut International     COM              8673f1065      151    29400 SH       SOLE                    29400             29400
Sypris Solutions, Inc.         COM              871655106     2066   300450 SH       SOLE                   300450            300450
Transmedia Network             COM              893767301     2902   967250 SH       SOLE                   967250            967250
Transpro Inc.                  COM              893885103     1175   458600 SH       SOLE                   458600            458600
Tupperware Corp.               COM              899896104     2120   103750 SH       SOLE                   103750            103750
Tyco International, Inc.       COM              902124106      340     6127 SH       SOLE                     6127              6127
Varian Semiconductor Equipment COM              922207105     4224   177865 SH       SOLE                   177865            177865
Verizon Communications         COM              92343v104      226     4499 SH       SOLE                     4499              4499
VerticalBuyer, Inc.            COM              92533n102       22    22029 SH       SOLE                    22029             22029
Viacom Inc. Cl B               COM              925524308      404     8648 SH       SOLE                     8648              8648
WLR Foods, Inc.                COM              929286102      408    29000 SH       SOLE                    29000             29000
Wausau-Mosinee Paper Corp      COM              943315101     4488   443250 SH       SOLE                   443250            443250
Westaff, Inc.                  COM              957070105     1253   626250 SH       SOLE                   626250            626250
Wickes Co.                     COM              967446105     1829   443408 SH       SOLE                   443408            443408
Wisconsin Central Transportati COM              976592105     1993   132300 SH       SOLE                   132300            132300
Woodhead Industries, Imc.      COM              979438108     4338   221060 SH       SOLE                   221060            221060
WorldPages.Com, Inc            COM              981922107     1096   407800 SH       SOLE                   407800            407800
Xerox                          COM              984121103       67    14515 SH       SOLE                    14515             14515
York International Corp.       COM              986670107     9054   295050 SH       SOLE                   295050            295050